Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Allowance for doubtful receivables	$ 0	$ 0
Residual value rate	5.00%
Impairment of long-lived assets
Impairment for right-of-use lease assets
Accumulated other comprehensive income	$ 87,095	$ 91,281
Enterprise income tax percentage	20.00%
Dilutive stocks (in Shares)
Number of reportable segment	1
Description of CODM	The Company's chief operating decision maker (CODM) is its chief executive officer, who reviews financial information presented on a consolidated basis. The CODM uses consolidated net income (loss) to assess financial performance and allocate resources.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief executive officer